Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Consolidated Statements of Cash Flows
Cash, cash equivalents and restricted cash	¥ 12,168,605	$ 1,864,920	¥ 6,397,860	¥ 10,206,538
Less: Cash, cash equivalents and restricted cash of held for sales at end of the year			1,133	537,056
Cash, cash equivalents and restricted cash of continuing operations, end of the year	¥ 12,168,605	$ 1,864,920	¥ 6,396,727	¥ 9,669,482